Preference Shares - Issued and Outstanding (Details) - CAD ($) shares in Thousands, $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Class of Stock [Line Items]
Preferred stock issued (shares)	66,200	66,200
Preferred stock issued	$ 1,623	$ 1,623
Preferred stock outstanding (shares)	66,200	66,200
Preferred stock outstanding	$ 1,623	$ 1,623
Series F
Class of Stock [Line Items]
Preferred stock issued (shares)	5,000	5,000
Preferred stock issued	$ 122	$ 122
Preferred stock outstanding (shares)	5,000	5,000
Preferred stock outstanding	$ 122	$ 122
Series G
Class of Stock [Line Items]
Preferred stock issued (shares)	9,200	9,200
Preferred stock issued	$ 225	$ 225
Preferred stock outstanding (shares)	9,200	9,200
Preferred stock outstanding	$ 225	$ 225
Series H
Class of Stock [Line Items]
Preferred stock issued (shares)	7,665	7,665
Preferred stock issued	$ 188	$ 188
Preferred stock outstanding (shares)	7,665	7,665
Preferred stock outstanding	$ 188	$ 188
Series I
Class of Stock [Line Items]
Preferred stock issued (shares)	2,335	2,335
Preferred stock issued	$ 57	$ 57
Preferred stock outstanding (shares)	2,335	2,335
Preferred stock outstanding	$ 57	$ 57
Series J
Class of Stock [Line Items]
Preferred stock issued (shares)	8,000	8,000
Preferred stock issued	$ 196	$ 196
Preferred stock outstanding (shares)	8,000	8,000
Preferred stock outstanding	$ 196	$ 196
Series K
Class of Stock [Line Items]
Preferred stock issued (shares)	10,000	10,000
Preferred stock issued	$ 244	$ 244
Preferred stock outstanding (shares)	10,000	10,000
Preferred stock outstanding	$ 244	$ 244
Series M
Class of Stock [Line Items]
Preferred stock issued (shares)	24,000	24,000
Preferred stock issued	$ 591	$ 591
Preferred stock outstanding (shares)	24,000	24,000
Preferred stock outstanding	$ 591	$ 591